Annual Total Returns - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 01, 2019
Fidelity Women's Leadership Fund
Bar Chart Table:
Annual Return 2020	25.30%
Annual Return 2021	19.42%
Annual Return 2022	(19.81%)
Annual Return 2023	21.12%